Advance to Suppliers	12 Months Ended
Jun. 30, 2025
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

4. ADVANCE TO SUPPLIERS

Advance to suppliers consists of the following:

	As of June 30,
	2025	2024
Cost of premium business solutions revenue	$-	$70,504
Prepaid service fee *	7,403,734	175,219
Advance to suppliers	$7,403,734	$245,723

*	Included in the prepaid service fee, $7,361,018 represent two contracts signed with two suppliers to provide online marketing service to the Company, through Google, Facebook and TikTok platforms.

For the years ended June 30, 2025 and 2024, the Company had no allowance for advance to suppliers as the Company considers all of the advances to be fully realizable.